Accrued Expenses	12 Months Ended
Dec. 31, 2020
Accrued Expenses
Accrued Expenses

NOTE 14: ACCRUED EXPENSES

Accrued expenses as of December 31, 2020 and December 31, 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Accrued voyage expenses	$2,248	$2,643
Accrued loan interest	8,194	10,468
Accrued legal and professional fees	2,083	1,226
Total accrued expenses	$12,525	$14,337

As of December 31, 2020 and December 31, 2019 the amount of $1,790 and $525, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Acquisition in December 2019 and 2020 to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2020, and as of December 31, 2019, respectively. The total amount of $3,715, $4,355 and $3,945 was recorded in general and administrative expenses in the statements of operations for the years ended December 31, 2020, 2019 and 2018, respectively, comprised of compensation authorized to the directors and officers of the Company.